RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions
29.	RELATED PARTY TRANSACTIONS

As disclosed in note 1, the Company is a subsidiary of CNOOC, which is a state-owned enterprise subject to the control of the State Council of the PRC. The State Council of the PRC directly and indirectly controls a significant number of state-owned entities and organizations.

Comprehensive framework agreement with CNOOC in respect of a range of products and services

As the Group is controlled by CNOOC, transactions with CNOOC, its subsidiaries and associates (the "CNOOC Group") are disclosed as related party transactions. The connected transactions or continuing connected transactions defined in Chapter 14A of the Listing Rules in respect of items listed below also constitute related party transactions. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for continuing connected transactions listed below. The Company entered into a comprehensive framework agreement with CNOOC on November 15, 2016 for the provision (1) by the Group to the CNOOC Group and (2) by the CNOOC Group to the Group, of a range of products and services which may be required and requested from time to time by either party and/or its associates in respect of the continuing connected transactions. The term of the comprehensive framework agreement is for a period of three years from January 1, 2017. The continuing connected transactions under the comprehensive framework agreement and the relevant annual caps for the three years from January 1, 2017 were approved by the independent shareholders of the Company on December 1, 2016. The approved continuing connected transactions are as follows:

(1)	Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group:

(a)	Provision of exploration and support services

(b)	Provision of oil and gas development and support services

(c)	Provision of oil and gas production and support services

(d)	Provision of marketing, management and ancillary services

(e)	Floating production, storage and offloading ("FPSO") vessel leases

(2)	Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group; and

(3)	Sales of petroleum and natural gas products by the Group to the CNOOC Group:

(a)	Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas)

(b)	Long-term sales of natural gas and liquefied natural gas

Pricing principles

The basic pricing principle for the continuing connected transactions between the Group and the CNOOC Group is based on arm's length negotiations, on normal commercial terms or better and with reference to the prevailing local market conditions (including the volume of sales, length of contracts, the volume of services, overall customer relationship and other market factors).

On the basis of the above basic pricing principle, each type of products or services must be charged in accordance with the following pricing mechanism and in the following sequential order:

(a)	government-prescribed prices; or

(b)	where there is no government-prescribed price, in accordance with market prices, including the local, national or international market prices.

The continuing connected transactions referred to in paragraph (1)(a)-(1)(b) above provided by the CNOOC Group to the Group and (3)(a)-(3)(b) above provided by the Group to the CNOOC Group, on the basis of the above pricing principle, are determined through arm's length negotiations based on market prices (as defined in the comprehensive framework agreement).

The continuing connected transactions referred to in paragraph (1)(c)-(1)(d) above provided by the CNOOC Group to the Group, on the basis of the above pricing principle, are based on government-prescribed price or market prices.

The continuing connected transactions referred to in paragraph (1)(e), on the basis of the above pricing principle, are unanimously determined with the CNOOC Group which provides the FPSO vessel leases after arm's length negotiation in accordance with normal commercial terms.

The continuing connected transactions referred to in paragraph (2) above provided by the Group to the CNOOC Group, on the basis of the above pricing principle, are determined through arm's length negotiation between both parties with reference market price.

The following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and its related parties during the year and the balances arising from related party transactions at the end of the year:

(i)	Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	2016	2017	2018

Provision of exploration and support services	4,357	5,912	7,378
- Inclusive of amounts capitalized under property, plant and equipment	2,364	3,392	3,803
Provision of oil and gas development and support services	14,214	16,317	24,043
Provision of oil and gas production and support services (note a)	7,250	8,894	9,284
Provision of marketing, management and ancillary services (note b)	994	1,450	1,373
FPSO vessel leases (note c)	1,551	1,383	1,213
	28,366	33,956	43,291

(ii)	Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group

The Group did not enter into any transactions in the above category for the years ended December 31, 2016, 2017 or 2018.

(iii)	Sales of petroleum and natural gas products by the Group to the CNOOC Group

	2016	2017	2018

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	88,682	109,518	131,730
Long term sales of natural gas and liquefied natural gas (note e)	8,663	9,837	15,316
	97,345	119,355	147,046

(iv)	Transactions and balances with CNOOC Finance Corporation Limited ("CNOOC Finance") (note f)

(a)	Interest income received by the Group

	2016	2017	2018

Interest income from deposits in CNOOC Finance	564	360	391

(b)	Deposits balances made by the Group

	2017	2018

Deposits in CNOOC Finance	19,465	23,052

(v)	Balances with the CNOOC Group

	2017	2018

Amount due to CNOOC
- included in other payables and accrued liabilities	193	147
Amount due to other related parties
- included in trade and accrued payables	16,651	19,641
	16,844	19,788

Borrowings from CNOOC (note g)	4,532	4,760
Amounts due from other related parties
– included in trade receivables	12,401	14,058
– included in other current assets	513	1,434
	12,914	15,492

(vi)	Balance with a joint venture

	2017	2018

Amount due from a joint venture
– included in other current assets	126	137

(vii)	Transactions and balances with other state-owned enterprises

The Group enters into extensive transactions covering sales of crude oil and natural gas, purchase of property, plant and equipment and other assets, receiving of services, and making deposits with state-owned enterprises, other than the CNOOC Group, in the normal course of business on terms comparable to those with other non-state-owned enterprises. The purchases of property, plant and equipment and other assets, and receipt of services from these state-owned enterprises are individually not significant. The individually significant sales transactions with these state-owned enterprises are disclosed in note 34. In addition, the Group had certain of its cash in bank and time deposits with certain state-owned banks in the PRC as at December 31, 2018, as summarized below:

	2017	2018

Cash and cash equivalents	3,824	2,688
Time deposits with maturity over three months	13	227
Specified dismantlement fund accounts (note 18)	7,555	8,100
	11,392	11,015

Interest rates for the above time deposits and specified dismantlement fund accounts are at prevailing market rates.

(viii)	Key management personnel's remuneration

Key management personnel's remuneration is disclosed in note 8.

(ix)	Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)

	2017	2018

Accumulated investment	1,940	2,346

The amount due to the parent company and amounts due from/to related parties are unsecured, interest-free and are repayable on demand, unless otherwise disclosed.

Notes:

a)

These represent the services for production operations, the provision of various facilities and ancillary services, such as provision of different types of materials, medical and employee welfare services, maintenance and repair of major equipment and supply of water, electricity and heat to the Group, some of which may not be available from independent third parties or available on comparable terms.

b)

These include marketing, administration and management, management of oil and gas operations and integrated research services as well as other ancillary services relating to exploration, development, production and research activities of the Group. In addition, the CNOOC Group leased certain premises to the Group for use as office premises and staff quarters out of which they provided management services to certain properties.

c)	CNOOC Energy Technology & Services Limited leased FPSO vessels to the Group for use in oil production operations.

d)

The sales include crude oil, condensate oil, liquefied petroleum gas, natural gas and liquefied natural gas to the CNOOC Group. Individual sales contracts were entered into from time to time between the Group and the CNOOC Group.

e)

It is the market practice for sales terms to be determined based on the estimated reserves and production profile of the relevant gas fields. The long term sales contracts usually last for 5 to 20 years.

f)

CNOOC Finance is a 31.8% owned associate of the Company and also a subsidiary of CNOOC. The financial services provided by CNOOC Finance to the Group also constitute continuing connected transactions defined in Chapter 14A of the Listing Rules and the Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for the continuing connected transactions. Under the financial services framework agreement with CNOOC Finance dated December 1, 2016, CNOOC Finance continues to provide to the Group settlement, depository, discounting, loans and entrustment loans services. The agreement is effective from January 1, 2017 to December 31, 2019. The depository services were exempted from independent shareholders' approval requirements under the Listing Rules. On August 23, 2018, the Board approved to revise the maximum daily outstanding balance of deposits placed by the Group with CNOOC Finance for the period from August 23, 2018 to December 31, 2019 to RMB 23,500 million. The Group's actual maximum daily outstanding balance for deposits stated in CNOOC Finance (including accrued interest but excluding funds placed for the purpose of extending entrustment loans pursuant to the entrustment loan services) in 2018 was RMB23,500 million (2017: RMB19,500million).

g)

In September 2014, CNOOC provided CNOOC International Limited, a wholly-owned subsidiary of the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$135 million of 0.95% per annum. As at December 31, 2018, the withdrawal amount of the loan was US$130 million (December 31, 2017: US$130 million); In December 2014, CNOOC provided the Company a five-year uncommitted revolving loan facility for general purposes, with the principal amount of US$600 million of 0.95% per annum. As at December 31, 2018, the withdrawal amount of the loan was US$564 million (December 31, 2017: US$564 million).

h)	China United Coalbed Methane Corporation Limited is a subsidiary of CNOOC.